Employee Benefit Plans - Additional Information (Detail) - 401 k Plan - New Academy Holding Company, LLC - USD ($) $ in Millions	12 Months Ended
	Feb. 01, 2020	Feb. 02, 2019	Feb. 03, 2018
Defined Benefit Plan Disclosure [Line Items]
Percentage of eligible compensation on a pretax basis	75.00%
Percentage of amounts contributed	100.00%
Employer matching contribution percentage	6.00%
Employee contribution amount	$ 12.4	$ 11.9	$ 11.6